Statements Of Cash Flows (The Series Of The Frontier Fund - Frontier Diversified, Dynamic, And Long/Short Commodity Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Diversified Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (4,382,558)	[1]	$ 11,292,885	[1]	$ (1,306,916)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	(2,912,826)		(6,617,820)		(6,714,475)
Net change in custom time deposits	(6,680,291)		(35,501,972)		(25,376,919)
Net change in ownership allocation of credit default swaps	(80,518)
Net unrealized gain/(loss) on swap contracts	(1,315,339)		(416,156)		1,707,778
Net realized gain/(loss) on swap contracts	5,621,987
Net unrealized gain/(loss) on U.S. Treasury securities	(23,748)		(255,854)		(32,581)
(Purchases) sales of:
Sales of swap contracts	7,096,699		58,890		21,250
(Purchases) of swap contracts	(45,928)		(2,500,000)		(10,279,667)
Sales of custom time deposits	8,477,490
(Purchases) of custom time deposits			(8,262,241)		(7,974,576)
Increase and/or decrease in:
Change in control of ownership - trading companies			157,005
Investments in unconsolidated trading companies, at fair value	16,699,924		(44,134,477)		(10,805,618)
Prepaid service fees - Class 1	244,867		16,493		(424,337)
Interest receivable	(42,984)		(92,242)		(93,651)
Receivable from related parties	73,638		189,820		(279,820)
Other assets	(10,069)		(60)
Inter-series payables/receivables, at fair value			(10,962,073)		10,962,073
Incentive fees payable to Managing Owner	(931,069)		1,320,668		132,434
Management fees payable to Managing Owner	40,474		111,533		28,225
Interest payable to Managing Owner	954		40,782		12,179
Trading fees payable to Managing Owner	(41,281)		236,534		73,768
Trailing service fees payable to Managing Owner	27,974		48,296		607
Payables to related parties	(57,770)		57,770
Other liabilities	(12,755)		10,957		3,972
Net cash provided by (used in) operating activities	21,746,871		(95,201,262)		(50,346,274)
Cash Flows from Financing Activities:
Proceeds from sale of units	44,490,694		100,025,158		57,792,453
Payment for redemption of units	(65,630,504)		(8,295,195)		(169,418)
Pending owner additions	(379,830)		(838,323)		1,461,241
Owner redemptions payable	102,096		219,042
Net cash provided by (used in) financing activities	(21,417,544)		91,110,682		59,084,276
Net Increase (Decrease) in cash and cash equivalents	329,327		(4,090,580)		8,738,002
Cash and cash equivalents, beginning of year or period	4,647,422		8,738,002
Cash and cash equivalents, end of year or period	4,976,749		4,647,422		8,738,002
Frontier Dynamic Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(62,632)	[1],[2]	23,721	[1],[2]	(36,652)	[1],[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value					18,604	[2]
Net change in ownership allocation of U.S. Treasury Securities	2,810,044	[2]	5,175	[2]	(2,705,000)	[2]
Net change in custom time deposits	11,120,141	[2]	(279,244)	[2]	(8,966,996)	[2]
Net change in ownership allocation of credit default swaps	7,075	[2]
Net unrealized gain/(loss) on swap contracts	(1,317,993)	[2]	(929,519)	[2]	2,247,497	[2]
Net realized gain/(loss) on swap contracts	2,157,451	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	115,289	[2]	(62,532)	[2]	(52,757)	[2]
Net realized (gain)/loss on U.S. Treasury securities	(128,823)	[1],[2]
(Purchases) sales of:
Sales of swap contracts	10,123,315	[2]
(Purchases) of swap contracts	(13,076)	[2]			(12,274,750)	[2]
Sales of custom time deposits	4,712,701	[2]
(Purchases) of custom time deposits			(2,013,641)	[2]	(4,572,961)	[2]
Increase and/or decrease in:
Prepaid service fees - Class 1	6,542	[2]	(6,362)	[2]	(180)	[2]
Interest receivable	38,166	[2]	(146)	[2]	(38,020)	[2]
Receivable from related parties			30	[2]	(30)	[2]
Other assets	12	[2]	(12)	[2]
Inter-series payables/receivables, at fair value	(28,320,283)	[2]	644,167	[2]	27,676,116	[2]
Interest payable to Managing Owner	(10,064)	[2]	6,016	[2]	4,048	[2]
Trading fees payable to Managing Owner	(59,936)	[2]	31,345	[2]	28,591	[2]
Trailing service fees payable to Managing Owner	(726)	[2]	726	[2]
Payables to related parties	(6,585)	[2]	6,585	[2]
Other liabilities	(53)	[2]	(1,231)	[2]	1,284	[2]
Net cash provided by (used in) operating activities	1,170,565	[2]	(2,574,922)	[2]	1,328,794	[2]
Cash Flows from Financing Activities:
Proceeds from sale of units	206,700	[2]	993,636	[2]	933,569	[2]
Payment for redemption of units	(1,776,990)	[2]	(281,352)	[2]
Pending owner additions	(70,000)	[2]	70,000	[2]
Owner redemptions payable	(28,323)	[2]	28,323	[2]
Net cash provided by (used in) financing activities	(1,668,613)	[2]	810,607	[2]	933,569	[2]
Net Increase (Decrease) in cash and cash equivalents	(498,048)	[2]	(1,764,315)	[2]	2,262,363	[2]
Cash and cash equivalents, beginning of year or period	498,048	[2],[3]	2,262,363	[2]
Cash and cash equivalents, end of year or period			498,048	[2],[3]	2,262,363	[2]
Frontier Long/Short Commodity Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	10,519,098	[4]	9,002,172	[4]	23,285,650	[4]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	25,934,678		(518,490)		11,272,253
Net change in ownership allocation of U.S. Treasury Securities	(2,640,380)		1,640,941		303,949
Net change in custom time deposits	(15,719,642)		6,227,099		(280,966)
Net change in ownership allocation of credit default swaps	12,468
Net change in ownership allocation of certificates of deposit					(1,733,099)
Net unrealized gain/(loss) on swap contracts	(20,529)
Net realized gain/(loss) on swap contracts	11,411
Net unrealized gain/(loss) on U.S. Treasury securities	(24,825)		(208,016)		358,065
(Purchases) sales of:
(Purchases) of swap contracts	(78,248)
Sales of custom time deposits	11,163,129
(Purchases) of custom time deposits			(4,030,695)		(10,876,124)
Sale of certificates of deposit					10,913,236
Increase and/or decrease in:
Receivable from futures commission merchants	(47,822,021)		23,781,708		(25,290,201)
Change in control of ownership - trading companies	28,341,047		(8,718,487)
Contributions to trading companies	4,105,200		97,830		56,470,869
Distributions from trading companies	(28,282,129)				(61,271,709)
Investments in unconsolidated trading companies, at fair value	28,882,460		(31,058,824)		(1,905,624)
Prepaid service fees - Class 1	(48,614)		12,992		205,391
Interest receivable	(38,036)		21,471		2,341
Receivable from related parties	(4,071)				9,162
Other assets	(9,380)		(212)		11,333
Incentive fees payable to Managing Owner	(1,473,651)		1,322,436		239,089
Management fees payable to Managing Owner	(15,361)		155,692		122,457
Interest payable to Managing Owner	9,470		11,205		9,610
Trading fees payable to Managing Owner	38,947		29,219		12,781
Trailing service fees payable to Managing Owner	(46,766)		6,179		58,188
Payables to related parties	(8,528)		(26,996)		(214,285)
Other liabilities	(10,961)		8,000		(13,211)
Net cash provided by (used in) operating activities	12,774,766		(2,244,776)		1,689,155
Cash Flows from Financing Activities:
Proceeds from sale of units	41,710,300		21,784,520		18,982,722
Payment for redemption of units	(52,392,651)		(25,370,305)		(16,388,436)
Pending owner additions	(85,001)		125,967		(129,636)
Owner redemptions payable	(76,477)		160,970		212
Net cash provided by (used in) financing activities	(10,843,829)		(3,298,848)		2,464,862
Net Increase (Decrease) in cash and cash equivalents	1,930,937		(5,543,624)		4,154,017
Cash and cash equivalents, beginning of year or period	1,114,912		6,658,536		2,504,519
Cash and cash equivalents, end of year or period	$ 3,045,849		$ 1,114,912		$ 6,658,536

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[3]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. The Series remains open.
[4]	The Frontier Long/Short Commodity Series' Classes 1a and 2a began trading operations on June 9, 2009.